Financial Instruments / Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Assets and Liabilities	The following table shows the carrying amounts of financial assets and liabilities:

Financial assets	As of December 31, 2025	As of December 31, 2024
Financial assets - non-current	249	141
Other current assets, excluding prepaids	801	148
Accrued income	993	629
Short-term financial assets	131,684	70,955
Cash and cash equivalents	81,329	27,708
Total	215,056	99,581

Financial liabilities	As of December 31, 2025	As of December 31, 2024
Trade payables	1,800	5,871
Accrued expenses and other payables	19,967	18,198
Lease liabilities	2,313	1,180
Warrant liabilities	14,478	19,851
Total	38,558	45,100

Schedule of Net Debt of Liabilities

Below is the net debt table of liabilities from financing activities:

	Leasing	Warrant liabilities	Total
Net debt as of December 31, 2023	(605)	(5,370)	(5,975)
Payments for the period	321	-	321
Issuance of warrants	-	(294)	(294)
Fair value loss on warrant liability	-	(15,531)	(15,531)
Exercise of public and private warrants	-	1,344	1,344
Addition of Swiss lease	(792)	-	(792)
Interest calculated on leases	(47)	-	(47)
Indexation for the period	(25)	-	(25)
FX revaluation	(32)	-	(32)
Net debt as of December 31, 2024	(1,180)	(19,851)	(21,031)
Payments for the period	460	-	460
Issuance of warrants	-	(122)	(122)
Fair value loss on warrant liability	-	(12,294)	(12,294)
Exercise of public and private warrants	-	17,789	17,789
Addition of US and Iceland amended leases	(1,530)	-	(1,530)
Interest calculated on leases	(87)	-	(87)
Indexation for the period	(20)	-	(20)
FX revaluation	44	-	44
Net debt as of December 31, 2025	(2,313)	(14,478)	(16,791)

Schedule of Sensitivity Changes in Exchange Rate

The following table demonstrates the impact of a possible change in USD and EUR against CHF in regard to monetary assets and liabilities denominated in local functional currencies, as well as the impact of foreign currency risk on the Company’s consolidated net loss:

	As of December 31, 2025	For the year ended December 31, 2025	As of December 31, 2024	For the year ended December 31, 2024
Change in rate	Net exposure	Impact on loss	Net exposure	Impact on loss
+5.0% USD	5,586	279	10,272	(514)
-5.0% USD	5,586	(279)	10,272	514
+5.0% EUR	3,951	198	5,409	270
-5.0% EUR	3,951	(198)	5,409	(270)

Schedule of Financial Instruments

All of the Company’s financial instruments, except for the long-term portion of lease liabilities, are due within one year. The following table shows the total future obligations related to these financial instruments:

	As of December 31, 2025	Less than one year	Over one year	As of December 31, 2024	Less than one year	Over one year
Trade payables	1,800	1,800	-	5,871	5,871	-
Accrued expenses and other payables	19,967	19,967	-	18,198	18,198	-
Lease payments	2,931	551	2,380	1,270	353	917
Total	24,698	22,318	2,380	25,339	24,422	917